Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Total Revenues	$ 65,033	$ 75,941	$ 66,593
Expenses
Compensation and benefits	27,432	27,800	26,768
Performance fee compensation	(874)	(319)	(8,049)
General, administrative and other expenses	13,045	28,540	16,836
Total Expenses	39,603	56,021	35,555
Other Income (Expense)
Dividend income	4,327	1,304	886
Interest expense	(11,855)	(9,226)	(8,469)
Other income (expense), net	1,363	(983)	(808)
Total Other Expense, Net	(6,165)	(8,905)	(8,391)
Income before income taxes	19,265	11,015	22,647
Provision for income taxes	1,956	1,063	2,015
Net Income	17,309	9,952	20,632
Net Income Attributable to Medley Management Inc.	$ 927	$ 997	$ 3,111
Dividends declared per share of Class A common stock (in dollars per share)	$ 0.6	$ 0.8	$ 0.8
Consolidated Subsidiaries [Member]
Other Income (Expense)
Net income (loss) attributable to non-controlling interests	$ 6,718	$ 2,549	$ (885)
Medley LLC [Member]
Other Income (Expense)
Net income (loss) attributable to non-controlling interests	$ 9,664	$ 6,406	$ 18,406
Common Class A [Member]
Other Income (Expense)
Dividends declared per share of Class A common stock (in dollars per share)	$ 0.80	$ 0.8	$ 0.6
Net Income Per Share of Class A Common Stock:
Basic (in dollars per share)	0.07	0.02	0.46
Diluted (in dollars per share)	$ 0.07	$ 0.02	$ 0.46
Weighted average number shares outstanding - Basic and Diluted (in shares)	5,553,026	5,804,042	6,002,422
Base Management Fees [Member]
Revenues
Revenue from Contract with Customer, Excluding Assessed Tax	$ 58,104	$ 65,496	$ 75,675
Investment Performance [Member]
Revenues
Revenue from Contract with Customer, Excluding Assessed Tax	(1,974)	2,443	(3,055)
Other Revenues And Fees [Member]
Revenues
Revenue from Contract with Customer, Excluding Assessed Tax	$ 9,201	$ 8,111	$ 7,436